UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002
Check here if Amendment: [    ]; Amendment Number: ____________
         This Amendment (Check only one):   [   ]    is a restatement.
                                            [   ]    adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    FLA Advisers L.L.C.
Address: P.O. Box 96
         506 Montauk Highway
         East Quogue, NY  11942

Form 13F File Number: 28-6618

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Joseph W. Sullivan
Title:   Vice President and Chief Financial Officer
Phone:   (212) 407-9423

Signature, Place, and Date of Signing:

/s/ Joseph W. Sullivan             New York, NY            February 11, 2003
----------------------             ------------            -----------------
[Signature]                        [City, State]           [Date]



Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[x] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manger(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number: 28-1253
Name: Forstmann-Leff Associates, LLC